Project or Worker Photo 1 [Fund Name] [Date], 2026

Profile Investment Strategy Active Impact Investing History & Track Record Overview of the HIT » Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) » Leadership team with average 30 years experience, 22 years at HIT » Record of consistent and competitive returns – 25 out of 30 calendar years outperforming its benchmark on a gross basis, 16 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Concentration in multifamily MBS and lack of corporate bonds may offer portfolio diversification from other asset classes » 100 % union labor requirement for all directly - sourced construction related investments » Directly sourced investments increase relative value and provide additional benefits » Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities 2 » $7.5 billion investment grade fixed - income portfolio » Internally managed mutual fund registered under Investment Company Act of 1940 » 367 institutional investors, primarily pension funds including Taft - Hartley and public plans » Diverse workforce (61% minority or women representation) and leadership team (63% minority or women) HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2026 was 3 . 51% , 4 . 25% , - 0 . 36% , and 1 . 24% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of June 30 , 2026 , unless otherwise denoted .

HIT’s Long History of Impact Investing, 1984 – present* Projects – 93% housing 633 Housing projects include affordability 92% Housing units 132,084 Cities represented across 31 states and DC 211 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.8 B Hours of on - site union construction work created 217.0 M 3 * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Data is since inception, current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment o f t he HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 202 6 ) 63 3 30 4 8 8 8 1 ^ 68 44 23 # of Projects $11. 7 B $6.6B $1.7B $2.3B $1.2B $8 76 . 5 $ 651.8 M HIT Investment ι $23. 7 B $14. 8 B $2.7B $5. 8 B $2.9B $2.3B $1.1B Total Development Cost 2 17.0 M 10 6 . 0 M 23.3M 2 8 . 5 M 25.0M 18.0M 11.2M Union Construction Hours 24 8 , 718 12 4 , 644 29, 528 31,782 28,672 21,872 12, 791 Total Jobs Created 13 2 , 084 (67%) 81, 740 (78%) 12, 344 (51%) 45,722 (91%) 14,896 (68%) 5,097 (90%) 3, 681 (3 2%) Housing Units (% affordable) $ 52.8 B $2 7.0 B $6. 1 B $ 7.2 B $5. 8 B $ 5.0 B $2. 8 B Total Economic Impact HIT’s Investment in Major Markets* 4 ^ Includes purchase of securities for the preservation of affordable housing ν Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $280M nationwide. * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of June 30 , 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

* Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underly ing projects are not held in the HIT’s portfolio. Projects – 82% housing 39 Housing projects with affordability 78% Housing units 5,522 Cities represented across 11 states 27 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of June 30, 2026* 5

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark , the Bloomberg U.S. Aggregate Bond Index – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x May o ffer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 6

HIT Update [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] 2026 year to date $ 207.5 million New Capital ($ 12 3 .1 million) Redemptions $8 4 . 4 million Total Net Capital Impact Investments 3 Total Projects $ 52.6 million Total HIT Investment 467 Total Units 55% % Units Affordable As of June 3 0 , 2026 Operational Updates $7. 5 billion Net Assets None Key Staff Changes 31 bps ( as of 12/31/2025 ) Expense Ratio Presenters 7

HIT Performance Relative to Benchmark

AFL-CIO HIT

Total Returns vs. Benchmark

As of June 30, 2026



HIT Gross
HIT Net
Bloomberg Aggregate^
0.63%
0.56%
0.67%
4.82%
4.49%
3.79%
4.86%
4.53%
4.16%
0.39%
0.07%
0.08%
1.75%
1.40%
1.54%
3-Month
1-year
3-year
5-year
10-year

Q2 2026 Relative Return Attribution

Contributors

⊕ Underweight: U.S. Treasuries

Most IG fixed income sectors outperformed U.S. Treasuries during the quarter

⊕ Overweight: Agency CMBS

Conventional ACMBS and GNMA CLC spreads tightened relative to U.S. Treasuries during the quarter

Detractors

⊖ Underweight: Corporate Credit

Sector excess return of +117bps during the quarter

^ Source: Bloomberg Index Services Limited

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST
8

42.8% 22.4% 1.0% 12.0% 12.0% 8.4% 1.4% Q2 2026 Updates 1. Reduced allocation to Fannie Mae DUS permanent multifamily MBS Driven by tighter basis relative to Freddie Mac K - Deal Agency CMBS. 2. Increased allocation to Freddie Mac K structured permanent multifamily MBS Funded through DUS sales, reflecting improved liquidity and a more attractive convexity profile. 3. Reduced allocation to municipal securities Continued rotation out of post - construction holdings, consistent with our strategy of redeploying capital into new construction projects. HIT Portfolio Allocation The graphs below show the investment makeup of HIT on 6 /3 0 /26. Portfolio holdings are subject to change.* 36.5% 55.6% 0.3% 3.7% 3.9% Credit Quality Sector Allocation Short Term SF MBS U.S. Treasury Multifamily Construction Investments 7 8% Multifamily MF Permanent MBS 6 6 . 2% * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. 37.3% 54.8% 2.7% 1.4% 3.9% Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better Municipal Fannie Mae/ Freddie Mac HUD 9

As of June 30 , 2026 HIT Fundamentals vs. Benchmark Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.9 1 6.03 Effective Duration 77.0% 96.1% AA or Better 0.2 2 0.2 2 Convexity 23.0% 3.9% A & Below Similar Prepayment Risk Higher Yield 76% 7 9 % Prepayment Protection 4.04% 4.1 9 % Current Yield 24% 2 1 % No Prepayment Protection 4. 73% 4. 90 % Yield to Worst 0.2 6% 0. 51 % OAS ^ Source: Bloomberg Index Services Limited The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. Q2 2026 Updates 1. Maintained duration - neutral positioning vs. the Bloomberg Aggregate, with a slight long bias Positioning reflects an uncertain geopolitical and macroeconomic backdrop, with a modest long bias given potential downside risks to economic growth. 2. YTW and OAS advantages moderated following outperformance Following strong relative performance, the portfolio's YTW and OAS advantages compressed modestly but remain attractive at +17 bps (YTW) and +25 bps (OAS) versus the benchmark. 10

50 40 30 20 10 0 90 80 70 60 2001 2019 2024 All Renter Households 2001 2019 2024 $75,000 and Over 2001 2019 2024 $45,000 – 74,999 2001 2019 2024 $30,000 – 44,999 2001 2019 2024 Under $30,000 Household Income Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. Share of Renter Households with Cost Burdens (Percent) Severely Cost Burdened Moderately Cost Burdened HIT Addresses the U.S. Housing Affordability Crisis Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 88k+ As of June 3 0 , 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 7 8 % affordable housing units under construction 3k+ 11

Macroeconomic Landscape Source: Bloomberg 12

0 50 100 150 200 250 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 Jun-24 Dec-24 Jun-25 Dec-25 Jun-26 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2017 - June 2026 GNMA Multifamily Construction GNMA Multifamily Permanent FNMA Multifamily 10/9.5 DUS OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 94 5.44% 0. 43 8.2 1 GNMA Construction/Permanent 5 6 4. 98% 0.35 7.45 GNMA Permanent 24 4.83% - 0.15 5.59 Structured GNPL (GNR 2026 - 55 K) 38 4.7 9% 0.34 7. 27 FNMA Multifamily 10/9.5 DUS 24 4.97% - 0.43 5. 40 Single - Family MBS* Source: HIT and Securities Dealers * Single - Family MBS represents the U.S. MBS Component of the Bloomberg US Aggregate Bond Index Government/Agency Multifamily: Attractive Relative Value 13

Market Recap and HIT Outlook Q 2 2026 Capital Markets Recap • New federal reserve chairman Kevin Warsh Chairman Warsh's first FOMC meeting and press conference signaled a shift toward less transparent forward guidance. • Geopolitical tensions in the middle east Heightened geopolitical tensions drove oil price volatility, increasing uncertainty around the path of U.S. inflation. The situation remains fluid and continues to evolve. Outlook • Inflation uncertainty and stable labor market Oil prices have retreated from their conflict - driven highs, but continued geopolitical tension clouds the outlook for inflation. • Ongoing pressure on global trade Geopolitical uncertainty is expected to continue weighing on global trade and economic growth. • Constructive multifamily fundamentals despite supply growth New supply is expected to be absorbed by demand, supported by continued investor preference for stable cash flows and the positive convexity characteristics of Agency multifamily MBS. HIT Positioning 1. Overweight: GSE Multifamily MBS • Attractive relative value versus Agency single - family MBS. • More favorable convexity profile, supported by continued demand from banks and other liability - driven investors in a volatile rate environment. 2. Reduced Underweight: Agency Single - Family MBS • Attractive entry point, with sector OAS near its widest level of 2026. • Negative convexity is expected to weigh on relative performance during periods of elevated rate volatility. 3. Maintain Slight Steepening Bias • Portfolio remains structurally positioned short the long end of the curve. • Reduced steepening exposure early in quarter; anticipate short end of curve to outperform as inflation moderates. 14

Recent HIT Investments [PROJECT NAME] [City, ST] [$ M] HIT Total Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work [PROJECT NAME] [City, ST] [$ M] HIT Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work Project Photo Project Photo Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, it s underlying projects are not held in the HIT’s portfolio. 15 [PROJECT NAME] [City, ST] [$ M] HIT Total Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work Project Photo

Why HIT Now ? PERFORMANCE +70 bps 1 - YEAR EXCESS RETURN vs. benchmark net of fees + 27 bps YEAR - TO - DATE vs. benchmark net of fees + 37 bps 3 - YEAR TRAILING vs. benchmark net of fees FUNDAMENTALS 96.1% AA OR BETTER vs. 77.0% for the benchmark^ 17 bps YIELD ADVANTAGE * vs. benchmark 25 bp OAS ADVANTAGE vs. benchmark IMPACT 39 PROJECTS UNDER CONSTRUCTION as of quarter - end** 5,522 HOUSING UNITS 78% of housing projects have affordable units 23.0 M UNION CONSTRUCTION HOURS HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2026 was 3 . 51% , 4 . 25% , - 0 . 36% , and 1 . 24% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . * See slide 1 0 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT Building America project data . Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . ^ Source: Bloomberg Index Services Limited Data current as of June 30, 2026 16

Performance for Periods Ending [Month DD], 2026 Since Inceptio n [MM/YYYY] 10 Year 5 Year 3 Year 1 Year [ ]% [ ]% [ ]% [ ]% [ ] % Net Participant Dollar - Weighted [ $ ] Market Value of Units Held at [DD/MM/YYYY]: [ $ ] Investments Since Inception: [$ ] Withdrawals Since Inception: [$ ] Income Earned Since Inception: [PARTICIPANT NAME] 17 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended July 31 , 2026 was 3 . 51% , 4 . 25% , - 0 . 36% , and 1 . 24% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT .

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 18